INCOME TAXES (Schedule of the Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
Deferred Tax Assets
Income tax loss carryforwards	$ 39,322	$ 32,643
Capital Loss	19,011	19,015
Research and development tax credits	13,180	14,052
SR&ED expenditures	6,872	7,845
Book and tax differences on assets	1,256	1,486
Share issue expenses	443	591
Income and expense reserves	236	192
Gross future tax assets	80,320	75,824
Valuation allowance	(80,320)	(74,278)
Deferred tax liabilities
Income and expenses reserves	(294)
Net deferred tax assets		$ 1,546
Net deferred tax (liability)	$ (294)